Form N-1A Cover	Jun. 29, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Entity Central Index Key	0000826644
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 29, 2026
Prospectus Date	Feb. 27, 2026
Invesco V.I. Global Strategic Income Fund [Member]
Prospectus [Line Items]
Registrant Name	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Entity Central Index Key	0000896435
Document Period End Date	Jun. 29, 2026
Prospectus Date	Apr. 30, 2026